Taxation (Details 3)	12 Months Ended	37 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Sales tax and cultural development fee
Business tax rate, low end of range (as a percent)	3.00%
Business tax rate, high end of range (as a percent)	5.00%
Cultural development fee rate on advertising services revenue (as a percent)	3.00%
Value added tax rate (as a percent)	17.00%
Business tax rate (as a percent)	5.00%
Value added tax rate changed from business tax rate (as a percent)	6.00%
Urban Maintenance and Construction Education and Local Education Surcharge Rate (as a percent)		12.00%